RECLASSIFICATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reclassifications
Selling, General and Administrative Expenses	$ 7,673,377	$ 5,524,251	$ 27,107,059	$ 19,176,227
Previously Reported [Member] | Reclassification To Expenses [Member]
Reclassifications
Capitated revenue		29,124,807
Selling, General and Administrative Expenses		9,607,533
Revision of Prior Period, Error Correction, Adjustment [Member] | Reclassification To Expenses [Member]
Reclassifications
Capitated revenue		25,041,525
Selling, General and Administrative Expenses		$ 5,524,251